UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      TRG Management LP
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Address:   280 Park Avenue, 27th Floor
           --------------------------------------------------
           New York, New York 10017
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-11909
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Guido Mosca
           --------------------------------------------------
Title:     Director of Portfolio Management
           --------------------------------------------------
Phone:     (212) 984-2900
           --------------------------------------------------

Signature, Place, and Date of Signing:

          /s/ Guido Mosca             New York, NY                8/10/07
       ------------------------   --------------------------  ---------------
             [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             12
                                               -------------

Form 13F Information Table Value Total:           $64,780
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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


                                                  FORM 13F INFORMATION TABLE
         COLUMN 1                  COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ ---------------- ----------  -------- ---------------------- ---------- --------- ----------------
                                                             VALUE      SHRS OR   SH/  PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
  NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)    PRN AMT   PRN  CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ ---------------- ----------  -------- ----------- ----- ---- ---------- -------- ------- ------ -----
CHECK POINT SOFTWARE TECH LT   ORD              M22465104        700      30,700   SH          SOLE              30,700    0     0
CHINA PETE & CHEM CORP         SPON ADR H SHS   16941R108      1,708      15,300   SH          SOLE              15,300    0     0
COMPANHIA DE SANEAMENTO BASI   SPONSORED ADR    20441A102      2,420      54,900   SH          SOLE              54,900    0     0
COMPANHIA VALE DO RIO DOCE     SPONSORED ADR    204412209     23,638     530,600   SH          SOLE             530,600    0     0
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109      3,281      65,000   SH          SOLE              65,000    0     0
MOBILE TELESYSTEMS OJSC        SPONSORED ADR    607409109        624      10,300   SH          SOLE              10,300    0     0
PARKER DRILLING CO             COM              701081101      3,162     300,000   SH          SOLE             300,000    0     0
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V408      3,310     109,751   SH          SOLE             109,751    0     0
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V408        876       1,123   SH  CALL    SOLE               1,123    0     0
TELEMIG CELULAR PART S A       SPON ADR PFD     87944E105        569      11,300   SH          SOLE              11,300    0     0
TENARIS S A                    SPONSORED ADR    88031M109      3,427      70,000   SH          SOLE              70,000    0     0
TERNIUM SA                     SPON ADR         880890108     11,065     365,300   SH          SOLE             365,300    0     0
